MINING PROPERTIES, LAND AND WATER RIGHTS (Details) $ in Thousands, lb in Billions	1 Months Ended		12 Months Ended
	Aug. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) lb	Dec. 31, 2014 USD ($) item	Dec. 31, 2005 a item
Mining properties
Number of mining properties | item				2
Value of common stock issued to acquire mineral rights			$ 109	$ 92
Mining properties, land and water rights
Deposits on project property, plant and equipment			85,698	74,151
Restricted cash held for electricity transmission				12,021
Mining properties, land and water rights			220,635	216,595
POS-Minerals Corporation
Mining properties, land and water rights
Cash distribution under LLC agreement	$ 1,600
Eureka Moly LLC
Mining properties, land and water rights
Amount of cash received net of termination costs, expenses and consideration to the transmission providers			7,900
Loss due to terminating existing third-party transmission contracts		$ 4,300	$ 4,300
Nevada Moly LLC
Mining properties, land and water rights
Cash distribution under LLC agreement	$ 6,300
Mt. Hope Project
Mining properties
Percentage used as a basis for mineral rights under BFS			100.00%
Amount of molybdenum in proven and probable reserves reported under BFS | lb			1.4
Amount of molybdenum in proven and probable reserves recoverable under BFS | lb			1.2
Mt. Hope Project | Eureka Moly LLC
Mining properties
Lease Term			30 years
Royalty advance percentage of production royalties			50.00%
Little Pine Creek Property
Mining properties
Area of property acquired (in square mile) | a					107
Chicago London Group Property
Mining properties
Number of patented mining claims acquired | item					6
Detroit Copper Property
Mining properties
Number of unpatented mining claims acquired | item					34
Sanders and Madison Property
Mining properties
Number of unpatented mining claims acquired | item					83
Mining properties, land and water rights. | Mt. Hope Project
Mining properties
Development costs			$ 169,735	165,785
Mineral, land and water rights			11,324	11,728
Advance Royalties			29,800	29,300
Mining properties, land and water rights
Deposits on project property, plant and equipment			85,700
Mining properties, land and water rights			210,859	206,813
Mining properties, land and water rights. | Liberty Project
Mining properties, land and water rights
Mining properties, land and water rights			9,695	9,701
Mining properties, land and water rights. | Other Properties
Mining properties, land and water rights
Mining properties, land and water rights			$ 81	$ 81